Revenue Recognition - Schedule of Changes in Contract Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Changes in Contract Assets [Abstract]
Balance	$ 111	$ 346
Balance	275	111
Add: Revenue earned but not yet billed	4,112	2,420
Less: Billed and transferred to receivables	$ (3,948)	$ (2,655)